Commitments and Contingencies - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) t	Dec. 31, 2017 USD ($) t
Disclosure of finance lease and operating lease by lessee [Line Items]
Leased motor vehicle to secure finance lease liabilities, average discount interest rate	5.18%	5.11%
Capital commitment relating to the construction of factory building improvement and acquisition of machinery	$ 0.6	$ 0.8
Corporate guarantee	36.9	35.2
Commitments in respect of repair and maintenance consulting services with related parties	$ 0.2	0.1
Bottom of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease arrangements terms	1 year
Commitments to purchase raw materials	$ 136.0	$ 175.0
Commitments to purchase raw materials, metric tons | t	22,450	24,005
Top of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Non-cancellable operating lease arrangements terms	30 years
Commitments to purchase raw materials	$ 176.0	$ 277.0
Commitments to purchase raw materials, metric tons | t	28,940	37,930
Contingent liability for guarantees | Top of range [Member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Corporate guarantee	$ 24.3	$ 31.2
Charoong Thai Wire and Cable Public Company Limited [Member] | Contingent liability for guarantees
Disclosure of finance lease and operating lease by lessee [Line Items]
Corporate guarantee	$ 2.0	$ 2.0